10. RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
10. RELATED PARTY TRANSACTIONS

NOTE 10. RELATED PARTY TRANSACTIONS

Properties

        The Company's principal executive offices were located at 5600 Tennyson Parkway, Suite 190, Plano, Texas 75024 during 2013. This office was shared with John Victor Lattimore, Jr., Chairman of the Company's board of directors, and entities affiliated with Mr. Lattimore on a rent-free basis. On January 20, 2014, the Company leased 5600 Tennyson Parkway, Suite 240, Plano, Texas 75024 and no longer shares offices with Mr. Lattimore or his affiliates.

        The Company maintained an office at 12 Gunnebo Drive, Lonoke, Arkansas 72086 for the Company's former media business, which consisted of 4,000 sq. ft. of office space. The office was leased for $916 per month, and the Company leased the office on a month-to-month basis. The facilities were owned by the J.S. Parnell Trust, of which Mr. Parnell, the former Chief Executive Officer, National Account Director and a Director of the Company, was trustee. The Company also maintained an office at 12 North Washington Street, Montoursville, Pennsylvania 17754 for the former media business which consisted of 4,000 sq. ft. of office space. The office was leased from the Hoff Family Limited Partnership, which was controlled by the wife of Matthew Hoff, a stockholder and former employee of the Company. Lease payments were $2,000 per month, and the Company leased the office on a month-to-month basis. Both of these leases were assumed by an affiliate of Mr. Parnell in connection with the sale of the media business. See Note 4.

        Since January 1, 2013, the Company has rented office space from Logic at 711 Fifth Avenue, 16th Floor, New York, New York 10022, which since May 1, 2013 has been on a month-to-month basis. Between January 1, 2013 and May 30, 2013, the Company paid rent of $3,750 per month, and as of June 1, 2013 the Company's rent is $9,250 per month.

Notes with Affiliates of John Victor Lattimore, Jr.

Unique Materials September 13, 2012 Note

        On September 13, 2012, the Company entered into a Secured Convertible Promissory Note (the "September Note") with Unique Materials LLC ("Unique Materials"), a Texas LLC affiliated with John Victor Lattimore, Jr., Chairman of the Company's board of directors, pursuant to which the Company borrowed $650,000 at 5% per annum interest from Unique Materials.

        Under the terms of the September Note, the principal and unpaid accrued interest was due the earlier of September 15, 2015 or conversion into Company common stock at the demand of the holder at $8.55 per share. The September Note included a demand payment if the Chairman, President or Vice President or 20% or more of the Company's board of directors was changed after September 13, 2012. The September Note was secured by all mineral claims, real properties, fixed assets, inventory and accounts receivable.

        On June 28, 2013, Unique Materials converted the outstanding principal due under the September Note, together with interest of $25,644, into 225,215 shares of the Company's common stock at $3.00 per share. The fair value of the stock on the date of conversion was $4.95, and the Company recorded the difference between the conversion price and the fair value of $439,169 as loss on settlement of debt.

Unique Materials November 20, 2012 Note

        On November 20, 2012, the Company entered into an unsecured Promissory Note (the "November Note") with Unique Materials maturing on November 20, 2015, pursuant to which the Company borrowed $250,000 at 5% per annum interest from Unique Materials.

        On June 28, 2013, Unique Materials converted the outstanding principal due under the November Note, together with interest of $7,534, into 85,845 shares of the Company's common stock at $3.00 per share. The fair value of the stock on the date of conversion was $4.95, and the Company recorded the difference between the conversion price and the fair value of $167,397 as loss on settlement of debt.

Unique Materials February 4, 2013 Note

        On February 4, 2013, the Company entered into an unsecured Promissory Note (the "February Note") with Unique Materials maturing on February 4, 2016, pursuant to which the Company borrowed $150,000 at 5% per annum interest from Unique Materials.

        On June 28, 2013, Unique Materials converted the outstanding principal due under the February Note, together with interest of $2,950, into 50,984 shares of its common stock at $3.00 per share. The fair value of the stock on the date of conversion was $4.95, and the Company recorded the difference between the conversion price and the fair value of $99,418 as loss on settlement of debt.

John and Mark Family Limited Partnership Note

        On May 21, 2013, the Company entered into an unsecured Promissory Note (the "May Note") with the John and Mark Family Limited Partnership (the "Partnership"), a Texas limited partnership affiliated with John Victor Lattimore, Jr., Chairman of the Company's board of directors, pursuant to which the Company borrowed $100,000 at 5% per annum interest from the Partnership. The May Note originally matured on June 30, 2013, and on June 30, 2013 the maturity date was extended to December 31, 2013.

        In substitution of the May Note, on June 30, 2013, the Partnership entered into a secured Promissory Note in the principal amount of $100,000 bearing interest at 5% per annum and a maturity date of December 31, 2013 (the "June Note"). The June Note was secured by all mineral claims, real properties, fixed assets, inventory and accounts receivable, and the proceeds.

        On August 22, 2013, the Partnership converted the June Note into 22,223 shares of the Company's common stock at $4.50 per share and waived the interest due on the May Note. The fair market value of the Company common stock on August 22, 2013 was $7.05 per share, and the Company recorded a loss on debt settlement of $56,667, which equals the difference between the fair market value of the shares on the date of conversion and the conversion price. In connection with the conversion, the Partnership executed a Release of Mortgage and cancelled all security related to the Company's real property and other assets.

Settlement Agreement

        In August 2012 a dispute arose out of an attempt by a group of shareholders—H. Deworth Williams, Edward Cowle and an affiliated entity—to take control of the Company by a written consent by purportedly removing Daniel McGroarty, Greg Schifrin and Kevin Cassidy from the board of directors and purportedly re-electing John Victor Lattimore, Jr., H. Deworth Williams, Edward Cowle, Michael Parnell, and Harvey Kaye. At the time, Messrs. Williams and Cowle were members of the Company's board and were affiliates of the Company prior to the time that the Company began acquiring its rare earth mining claims in 2010.

        On September 12, 2012, the Company filed an action in the Eighth Judicial District Court, Clark County, Nevada (the "Nevada Action") entitled U.S. Rare Earths, Inc. v. Williams et al., Case No. A668230-B, challenging the validity and effectiveness of the written consent. On September 17, 2012, the Court in the Nevada Action issued a Temporary Restraining Order, or TRO, prohibiting any meetings of the Company's board of directors from taking place and prohibiting any persons from holding themselves out as members of its board of directors. On October 22, 2012, the Court in the Nevada Action issued a Preliminary Injunction mirroring the prohibitions of the TRO and appointing a Special Master to assist in (a) identifying those persons who are entitled to be considered stockholders, and (b) bringing about a stockholders meeting to address the composition of its board of directors. The Court further decreed that no person was entitled to take any action on the Company's behalf other than in the ordinary course of business pending a meeting of stockholders to be effectuated by the Special Master to be appointed by the Court for purposes of establishing a board of directors and the composition thereof.

        On February 6, 2013, all of the parties in the Nevada Action entered into a Stipulation and Order to Modify the Preliminary Injunction, (the "Stipulation") to facilitate the interim operations of the Company. The Stipulation modified the Preliminary Injunction with respect to the Company's board of directors as follows: (a) the parties agreed that Kevin Cassidy, Daniel McGroarty, John Victor Lattimore, Jr., Winston Marshall, and Michael Parnell would comprise the members of its board of directors (the "Provisional Board"), pending the election of directors by the stockholders at a duly called and held stockholders' meeting; (b) Edward Cowle would be immediately reinstated as a member of the Provisional Board; (c) the Provisional Board would not ratify or approve any action of the purported board undertaken between August 23, 2012 and October 11, 2012; and (d) the Provisional Board would not issue any additional shares of its stock to any person without reasonable cash consideration unless all parties to the Nevada Action consented to such issuance.

        In addition to the Nevada Action, a parallel action was filed by H. Deworth Williams and Edward F. Cowle against the Company (the "Utah Action"), entitled Williams et al. v. U.S. Rare Earths, Inc. (Case No. 2:12-cv-00905). The Utah Action sought a writ of mandamus directing the Company to immediately recognize the written consent.

        On March 27, 2013, the parties in the Nevada Action and the Utah Action entered into a Settlement Agreement and General Release (the "Settlement Agreement"), which was approved on June 5, 2013 by the Eighth Judicial District Court, Clark County, Nevada, pursuant to which the parties agreed: (a) to dismiss the pending Nevada Action and Utah Action and to release all claims against one another in those actions; (b) to release any claims pertaining to its sale of 681,817 shares of Company common stock sold to Lattimore Properties, Inc. ("Lattimore Properties") on September 12, 2012 at a price of $0.81 per share for a total of $550,000; (c) to release any claims pertaining to the issuance of a convertible secured promissory note to Unique Materials, LLC on September 13, 2012 for $650,000 at 5% interest, convertible into Company common stock at not less than $3.00 per share; (d) to enter into a Stock Purchase Agreement pursuant to which H. Deworth Williams, Edward Cowle and Geoff Williams, or the Sellers, will sell 333,334 shares of Company common stock owned by the Sellers to John Victor Lattimore, Jr. or his affiliates for a total purchase price of $1,000,000; (e) to compensate Kevin Cassidy and his affiliated companies, including Logic International Consulting Group, LLC, known as Logic, with which the Company has an ongoing relationship, for their consulting services in connection with the settlement by issuing to them 1,000,000 shares of Company common stock plus a convertible unsecured promissory note for $650,000, convertible into common stock at a conversion price of $3.00 per share; (f) to grant to defendants H. Deworth Williams, Edward Cowle, Geoff Williams, Blue Cap Development Corp. and their affiliated entity, Thorium Energy, Inc., a right of first refusal—consistent with the terms and conditions put forth by a bona fide third-party commercial bidder to be determined by the parties—for a period of 10 years with respect to a contract for the disposition of thorium in connection with the Company's mining of rare earth elements on its Lemhi Pass claims; and (g) to issue to John Victor Lattimore, Jr. or one of his affiliated companies an option to purchase up to 1,000,000 shares of Company common stock at a price of $3.00 per share and upon such other terms as are determined by the Company's board of directors.

        The Settlement Agreement also contained certain contingent agreements, which were conditioned upon the Company's completion of a stock offering and/or PIPE transaction of more than $6,000,000 in the aggregate by the end of 2015. If the Company successfully completes such a stock offering and/or PIPE transaction, it has agreed to: (a) assume and maintain the lease of certain offices of the Company located in Salt Lake City, Utah; (b) reimburse H. Deworth Williams for certain business costs and expenses incurred for the benefit of the Company in an amount not to exceed $145,000; (c) reimburse defendants H. Deworth Williams, Edward Cowle, Geoff Williams and Blue Cap Development Corp. for their costs and fees incurred in the Nevada Action and the Utah Action in an amount not to exceed $150,000; (d) to retrieve or "claw back" not less than 700,000 shares of Company common stock that were authorized for issuance to Michael Parnell, Matthew Hoff, H. Deworth Williams, Winston Marshall, Greg Schifrin, Geoff Williams and Edward Cowle for non-cash consideration and future services; and (e) to employ Edward Cowle as a senior level executive with the company.

        As part of the Settlement Agreement, the parties also agreed to enter into a Voting Shareholder Agreement pursuant to which the parties will vote their respective shares to ensure that the size of its board of directors will remain at seven members (unless increased pursuant to the Company's bylaws or by applicable Nevada law), with (a) five members to be nominated by the Lattimore Shareholder Group (consisting of John Victor Lattimore Jr., Unique Materials LLC, Michael Parnell, Matthew Hoff, Kevin Cassidy, Daniel McGroarty and Winston Marshall), two of whom shall be independent directors; and (b) two members to be nominated by the Blue Cap Shareholder Group (consisting of Edward Cowle, H. Deworth Williams, Geoff Williams, Blue Cap Development Corp., and Children's International Obesity Fund, Inc.).

        Pursuant to the terms of the Settlement Agreement, the Company agreed to issue 1,000,000 shares of its common stock at a price of $3.00 per share to Kevin Cassidy, Logic, and James J. Cahill, the managing director and registered principal of Agincourt Capital, LLC, an affiliate of Logic, as compensation for the consulting services. On October 7, 2013, the Company issued 1,000,000 shares of common stock to Kevin Cassidy, controlling owner of Logic, as payment in full for the accrued liability associated with the consulting services. As a part of the audit of the Company's financial statements for the year ended December 31, 2013, management determined that the issuance of shares for payment of services should have been recorded June 5, 2013. As a result, the Company valued the 1,000,000 shares at the June 5, 2013 closing price of Company common stock of $5.82 per share and expensed an additional $2,820,000 for a total liability of $5,820,000 during the three months ended June 30, 2013. The Company also reclassified the original accrual of $3,000,000 related to the transaction by reducing the amount of loss on debt settlement (where the value of the transaction had been booked) by $3,000,000 (from $4,225,983 to $1,225,983) and recorded $5,820,000 to loss on legal settlement.

Conversion of Liability with Logic International Consulting Group, LLC and Kevin Cassidy

        On June 28, 2013, Logic converted liabilities of $800,000 into 266,667 shares of common stock at $3.00 per share. The fair value of the stock on the date of conversion was $4.95, and the Company recorded the difference between the conversion price and the fair value of $520,000 as loss on settlement of debt.

Lattimore Option

        On March 8, 2013, the Company entered into an Option Purchase Agreement with Lattimore Properties, pursuant to which it granted Lattimore Properties a three-year option to purchase up to 1,000,000 shares of its common stock, at $3.00 per share, for a purchase price of $75,000. The effectiveness of the option was conditioned on approval of the Settlement Agreement. Subsequent to the approval of the Settlement Agreement, the option had not been exercised as of September 30, 2014.

Repurchase Options

        The Company entered into repurchase option agreements with existing stockholders, including Harvey Kaye, Edward Cowle, H. Deworth Williams, Daniel McGroarty, Yuji Nishikawa and an affiliate of Michael Parnell, under which the Company (i) acquired 33,334 shares of its common stock at $3.00 per share during September 2013, (ii) acquired 317,334 shares of its common stock at $3.00 per share during October 2013, (iii) acquired 756,333 shares of its common stock at $3.00 per share during December 31, 2013 with a portion of the payment in the amount of $1,344,999 made during the quarter ended March 31, 2014 and the balance of $924,000 currently due and payable, and (iv) acquired 3,334 shares of its common stock at $3.00 per share during the nine months ended September 30, 2014. The Company also obtained the right from Mr. McGroarty, to acquire up to 266,667 shares of its common stock at $3.00 per share until April 30, 2014. The foregoing option was not exercised and on September 15, 2014, the Company agreed with Mr. McGroarty to repurchase 16,667 shares of its common stock by September 22, 2014 at $3.30 per share and 50,000 shares of its common stock by October 15, 2014 at $3.30 per share and were granted an option to repurchase 133,334 shares of its common stock at $3.30 per share on or before January 1, 2015. As of November 3, 2014, the Company had not repurchased these shares and the balance of $220,000 is currently due and payable. In addition, the Company obtained the right from Matthew Hoff and his affiliate to acquire up to 266,667 shares of our common stock at $3.30 per share until December 31, 2014 and the Company further obtained the right from an affiliate of Michael Parnell to acquire up to 266,667 shares of its common stock at $3.00 per share until December 15, 2014, 200,000 of which have expired. The Company intends to satisfy the remaining repurchase obligation balance of $1,144,000 from proceeds of future financings from time to time. All repurchased shares are cancelled. The Company does not have treasury shares.

Warrants or Other Rights Issued to Affiliates

        On March 21, 2013, Diane Cassidy, sister of Kevin Cassidy, the Company's Chief Executive Officer, exercised a warrant on a cashless basis resulting in the issuance of 64,815 shares of the Company's common stock. The warrant was originally issued to Logic as compensation for services.

Forfeiture of Shares

        On June 28, 2013, Mr. Parnell and Mr. Hoff each forfeited 250,000 shares of common stock. This 500,000 forfeiture is part of the retrieval or "claw back" of not less than 700,000 shares of common stock that was authorized for issuance to certain individuals on August 27, 2012 for non-cash consideration and future services in connection with the Settlement Agreement.

        On September 26, 2013, McKim and Company LLC and James J. Cahill, an affiliate of Logic, forfeited 70,313 shares of the Company's common stock.

NOTE 8. RELATED PARTY TRANSACTIONS

Properties

        The Company's principal executive offices were located at 5600 Tennyson Parkway, Suite 190, Plano, Texas 75024 during 2013. This office is shared with John Victor Lattimore, Jr., Chairman of its board of directors, and entities affiliated with Mr. Lattimore. The Company leased 5600 Tennyson Parkway, Suite 240, Plano, Texas 75024 on January 20, 2014 and no longer shares offices with Mr. Lattimore.

        The Company maintained an office at 12 Gunnebo Drive, Lonoke, Arkansas 72086 for the advertising subsidiary, which consists of 4,000 sq. ft. of office space. The office was leased for $916 per month and the Company leased the office on a month to month basis. The facilities were owned by the J.S. Parnell Trust, of which its former National Accounts Director, Michael D. Parnell is trustee.

        The Company maintained an office at 12 North Washington Street, Montoursville, Pennsylvania 17754 for the advertising subsidiary which consists of 4,000 sq. ft. of office space. The office was leased from the Hoff Family Limited Partnership that is controlled by Rose Hoff, the wife of Matthew Hoff, a stockholder and former employee. Lease payments were $2,000 per month and the Company leased the office on a month-to-month basis.

Notes with Affiliates of John Victor Lattimore, Jr.

Unique Materials September 13, 2012 Note

        On September 13, 2012, the Company entered into a Secured Convertible Promissory Note (the "September Note") with Unique Materials LLC, or Unique Materials, a Texas LLC affiliated with John Victor Lattimore, Jr., Chairman of its board of directors, pursuant to which the Company borrowed $650,000 at 5% per annum interest from Unique Materials.

        Under the terms of the September Note, the principal and unpaid accrued interest was due the earlier of September 15, 2015 or conversion into its common stock at the demand of the holder at $8.55 per share. The September Note included a demand payment if the Chairman, President or Vice President or 20% or more of its board of directors was changed after September 13, 2012. The September Note was secured by all mineral claims, real properties, fixed assets, inventory and accounts receivable and the proceeds were primarily used to repay the September Note.

        On June 28, 2013, Unique Materials converted the outstanding principal due under the September Note together with interest of $25,644 into 225,215 shares of its common stock at $3.00 per share. The fair value of the stock on the date of conversion was $4.95 and the Company recorded the difference between the conversion price and the fair value of $439,169 as loss on settlement of debt.

Unique Materials November 20, 2012 Note

        On November 20, 2012, the Company entered into an unsecured Promissory Note (the "November Note") with Unique Materials maturing on November 20, 2015 pursuant to which the Company borrowed $250,000 at 5% per annum interest from Unique Materials.

        On June 28, 2013, Unique Materials converted the outstanding principal due under the November Note together with interest of $7,534 into 85,845 shares of its common stock at $3.00 per share. The fair value of the stock on the date of conversion was $4.95 and the Company recorded the difference between the conversion price and the fair value of $167,397 as loss on settlement of debt.

Unique Materials February 4, 2013 Note

        On February 4, 2013, the Company entered into an unsecured Promissory Note (the "February Note") with Unique Materials maturing on February 4, 2016 pursuant to which the Company borrowed $150,000 at 5% per annum interest from Unique Materials.

        On June 28, 2013, Unique Materials converted the outstanding principal due under the February Note together with interest of $2,950 into 50,984 shares of its common stock at $3.00 per share. The fair value of the stock on the date of conversion was $4.95 and the Company recorded the difference between the conversion price and the fair value of $99,418 as loss on settlement of debt.

John and Mark Family Limited Partnership Note

        On May 21, 2013, the Company entered into an unsecured Promissory Note (the "May Note") with John and Mark Family Limited (the "Partnership"), a Texas limited partnership affiliated with John Victor Lattimore, Jr., Chairman of the Board, pursuant to which the Company borrowed $100,000 at 5% per annum interest from the Partnership. The May Note originally matured on June 30, 2013 and on June 30, 2013 the maturity date was extended to December 31, 2013.

        In substitution of the May 21, 2013, note, on June 30, 2013, Partnership entered into a secured Promissory Note in the principal amount of $100,000 bearing interest at 5% per annum and a maturity date of December 31, 2013. The note was secured by all mineral claims, real properties, fixed assets, inventory and accounts receivable and the proceeds.

        On August 22, 2013, the Partnership converted the May Note into 22,223 shares of the Company's common stock at $4.50 per share and waived the interest due on the May Note. The fair market value of the common stock on August 22, 2013 was $7.05 per share and the Company recorded a loss on debt settlement of $56,667, which equals the difference between the fair market value of the shares on the date of conversion and the conversion price as loss on debt settlement. In connection with the conversion, the Partnership executed a Release of Mortgage and cancelled all security related to the Company's real property and other assets.

Settlement Agreement

        Pursuant to a Written Consent of a Majority of Shareholders of the company dated August 24, 2012, directors John Victor Lattimore, Jr., H. Deworth Williams, Edward F. Cowle, Michael D. Parnell, and Harvey Kaye were purportedly re-elected to its board of directors, and existing directors Daniel McGroarty, Greg Schifrin and Kevin Cassidy were purportedly removed, thereby reducing the size of its board to five members. On September 12, 2012, the Company filed an action in the Eighth Judicial District Court, Clark County, Nevada, or the Nevada action, entitled U.S. Rare Earths, Inc. v. Williams et al., Case No. A668230-B, challenging the validity and effectiveness of the Written Consent. On September 17, 2012, the Court in the Nevada action issued a Temporary Restraining Order, or TRO, prohibiting any meetings of its board of directors from taking place and prohibiting any persons from holding themselves out as members of its board of directors. On October 22, 2012, the Court in the Nevada action issued a Preliminary Injunction mirroring the prohibitions of the TRO and appointing a Special Master to assist in (a) identifying those persons who are entitled to be considered stockholders, and (b) bringing about a stockholders meeting to address the composition of its board of directors. The Court further decreed that no person was entitled to take any action on its behalf other than in the ordinary course of business pending a meeting of stockholders to be effectuated by the Special Master to be appointed by the Court for purposes of establishing a board of directors and the composition thereof.

        On February 6, 2013, all of the parties in the Nevada action entered into a Stipulation and Order to Modify the Preliminary Injunction, or the Stipulation, to facilitate the interim operations of the company. The Stipulation modified the Preliminary Injunction with respect to its board of directors as follows: (a) the parties agreed that Kevin Cassidy, Daniel McGroarty, John Victor Lattimore, Jr., Winston Marshall, and Michael Parnell would comprise the members of its board of directors, or the Provisional Board, pending the election of directors by the stockholders at a duly called and held stockholders' meeting; (b) Edward Cowle would be immediately reinstated as a member of the Provisional Board; (c) the Provisional Board shall not ratify or approve any action of the purported board undertaken between August 23, 2012 and October 11, 2012; and (d) the Provisional Board shall not issue any additional shares of its stock to any person without reasonable cash consideration unless all parties to the Nevada action consent to such issuance.

        In addition to the Nevada action, a parallel action was filed by H. Deworth Williams and Edward F. Cowle against the company(the "Utah action"), entitled Williams et al. v. U.S. Rare Earths, Inc. (Case No. 2:12-cv-00905). The Utah action sought a writ of mandamus directing us to immediately recognize the Written Consent.

        On March 27, 2013, the parties in the Nevada action and the Utah action entered into a Settlement Agreement and General Release, or the Settlement Agreement, which was approved on June 5, 2013 by the Eighth Judicial District Court, Clark County, Nevada, pursuant to which the parties agreed: (a) to dismiss the pending Nevada action and Utah action and to release all claims against one another in those actions; (b) to release any claims pertaining to its sale of 681,817 shares of its common stock sold to Lattimore Properties, Inc. on September 12, 2012 at a price of $0.81 per share for a total of $550,000; (c) to release any claims pertaining to its issuance of a convertible secured promissory note to Unique Materials, LLC on September 13, 2012 for $650,000 at 5% interest, convertible into the company's shares at not less than $3.00 per share; (d) to enter into a Stock Purchase Agreement pursuant to which H. Deworth Williams, Edward Cowle and Geoff Williams, or the Sellers, will sell 333,334 shares of its common stock owned by the Sellers to John Victor Lattimore, Jr. or his affiliates for a total purchase price of $1,000,000; (e) to compensate Kevin Cassidy and his affiliated companies for their consulting services by issuing to them 1,000,000 shares of common stock plus a convertible unsecured promissory note for $650,000, convertible into its common stock at a conversion price of $3.00 per share; (f) to grant to defendants H. Deworth Williams, Edward Cowle, Geoff Williams, Blue Cap Development Corp. and their affiliated entity, Thorium Energy, Inc., a right of first refusal—consistent with the terms and conditions put forth by a bona fide third-party commercial bidder to be determined by the parties—for a period of 10 years with respect to a contract for the disposition of thorium in connection with its mining of rare earths on its Lemhi Pass properties; and (g) to issue to John Victor Lattimore, Jr. or one of his affiliated companies an option to purchase up to 1 million shares of its common stock at a price of $3.00 per share and upon such other terms as are determined by its board of directors.

        The Settlement Agreement also contains certain contingent agreements, which are conditioned upon its completion of a stock offering and/or PIPE transaction of more than $6 million in the aggregate by the end of 2015. If the Company successfully completes such a stock offering and/or PIPE transaction, it has agreed to: (a) assume and maintain the lease of certain offices of the company located in Salt Lake City, Utah; (b) reimburse H. Deworth Williams for certain business costs and expenses incurred for the benefit of the company in an amount not to exceed $145,000; (c) reimburse defendants H. Deworth Williams, Edward Cowle, Geoff Williams and Blue Cap Development Corp. for their costs and fees incurred in the Nevada action and the Utah action in an amount not to exceed $150,000; (d) to retrieve or "claw back" not less than 700,000 shares of Company common stock that were authorized for issuance to Michael Parnell, Matthew Hoff, H. Deworth Williams, Winston Marshall, Greg Schifrin, Geoff Williams and Edward Cowle for non-cash consideration and future services; and (e) to employ Edward Cowle as a senior level executive with the company.

        As part of the Settlement Agreement, the parties also agreed to enter into a Voting Shareholder Agreement, or the Voting Agreement, pursuant to which the parties will vote their respective shares to ensure that the size of its board of directors will remain at seven members (unless increased pursuant to its bylaws or by applicable Nevada law), with (a) five members to be nominated by the Lattimore Shareholder Group (consisting of John Victor Lattimore, Jr., Unique Materials LLC, Michael Parnell, Matthew Hoff, Kevin Cassidy, Daniel McGroarty and Winston Marshall), two of whom shall be independent directors; and (b) two members to be nominated by the Blue Cap Shareholder Group (consisting of Edward Cowle, H. Deworth Williams, Geoff Williams, Blue Cap Development Corp., and Children's International Obesity Fund, Inc.).

Conversion of Liability with Logic International Consulting Group, LLC and Kevin Cassidy

        Effective March 11, 2011, the Company entered into a Services Agreement with Logic International Consulting Group, LLC ("Logic"), a company controlled by Kevin Cassidy, who serves as Chief Executive Officer, to provide consulting services to the Company for executive management services, assistance with functional operation, corporate governance matters, treasury and cash management development, and capital management. As of June 30, 2013, the Company had accrued a liability of $3,000,000 for fees owed to Logic under the terms of this agreement. Pursuant to the terms of the Settlement Agreement, the Company agreed to issue 1,000,000 shares of its common stock at a price of $3.00 per share to Kevin Cassidy, Logic, and James J. Cahill, the managing director and registered principal of Agincourt Capital, LLC, an affiliate of Logic, as compensation for the consulting services. On October 7, 2013, the Company issued 1,000,000 shares of common stock to Kevin Cassidy, controlling owner of Logic, as payment in full for the accrued liability associated with the consulting services. As a part of the audit of the Company's financial statements for the year ended December 31, 2013, management determined that the issuance of shares for payment of services should have been recorded June 5, 2013. As a result, the Company valued the 1,000,000 shares at the June 5, 2013 closing price for Company common stock of $5.82 per share and expensed an additional $2,820,000 for a total liability of $5,820,000 during the three months ended June 30, 2013. The Company also reclassified the original accrual of $3,000,000 related to the Kevin Cassidy/Logic transaction by reducing the amount of "loss on debt settlement" (where the value of the transaction had been booked) by $3,000,000 (from $4,225,983 to $1,225,983) and recorded $5,820,000 to "loss on legal settlement".

        Separately, on June 28, 2013, Logic converted accrued liabilities $800,000 in connection with Logic's advisory role related to the Settlement Agreement into 266,667 shares of common stock at $3.00 per share. The fair value of the stock on the date of conversion was $4.95 and the Company recorded the difference between the conversion price and the fair value of $520,000 as loss on settlement of debt.

Private Placement with Lattimore Properties, Inc.

        On September 12, 2012, the Company closed a private placement with Lattimore Properties, Inc., a Texas company, or Lattimore Properties, affiliated with John Victor Lattimore, Jr., Chairman of the Board. The private placement consisted of the sale of an aggregate of 681,817 shares of the Company's common stock for $550,000, or $0.81 per share.

Lattimore Option

        On March 8, 2013, the Company entered into an Option Purchase Agreement with Lattimore Properties, Inc. ("LPI") pursuant to which the Company granted LPI a three-year option (the "Option") to purchase up to 1,000,000 shares of the Company's common stock, at $3.00 per share, for a purchase price of $75,000. The effectiveness of the Option was conditioned on approval of the Settlement Agreement. The Company failed to record timely in its financial statements the impact of the issuance of the option. During the audit of the Company's financial statements for the year ended December 31, 2013, the error was identified. The Company then valued the option at $5.18 per share using Black Scholes methodology and expensed $5,103,600, net of the $75,000 paid, during the three month period ended June 30, 2013 as "loss on legal settlement".

Repurchase Options

        The Company entered into repurchase option agreements with existing stockholders, including Harvey Kaye, Edward Cowle, H. Deworth Williams, Daniel McGroarty, and an affiliate of Michael Parnell, under which the Company (i) acquired 33,334 shares at $3.00 per share during September 2013, (ii) acquired 317,334 shares at $3.00 per share during October 2013, and (iii) acquired 756,333 shares of common stock at $3.00 per share during December 31, 2013 with payment during 2014, and (iv) have the right to acquire up to 266,667 shares of the Company's common stock at $3.00 per share until April 30, 2014, up to 266,667 shares of the Company's common stock at $3.30 per share until December 31, 2014 and up to 266,667 shares (66,667 shares expired March 15, 2014) of the Company's common stock at $3.00 per share until December 31, 2014.